Related Parties Transactions And Balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	[1]	$ 179,867	$ 176,429	$ 150,999
Participation in expenses		2,625	2,502	2,257
Supplies from affiliated companies	[2]	16,900	20,224	$ 14,890
Trade receivables and other receivables	[1]	77,470	88,876
Trade payables and advances	[2]	$ 28,675	$ 16,110

[1]	(*)A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.
[2]	(**)Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.